INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES	The Company’s provision for income tax expenses consisted of:
For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
PRC income tax
Current	$-	$-
Total	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Loss before income taxes	$(2,655,477)	$(3,785,383)
Tax credit at PRC corporate income tax rate of 25%	(663,869)	(946,346)
Tax effect of entity at preferential tax rate	113,303	204,555
Non-deductible expenses	218,157	186,495
Changes in valuation allowance	332,409	555,296
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consisted of the following components:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carry-forwards	$7,464,122	$6,929,579
Accrued cost and expense	771,394	847,105
Impairment of inventory	204,915	267,913
Provision for credit loss	478,917	453,523
Provision for warranty liability	229,007	272,073
Lease expense	1,161,279	1,020,565
Impairment of Property, plant and equipment	1,586,912	1,557,410
Others	-	644
Less: valuation allowance	(11,896,546)	(11,348,812)
Deferred tax assets, net of valuation allowance	$-	$-

A valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future.

The Company has tax losses arising in Mainland China of $32,157,905 (RMB239,981,820) that will expire in one to five years for deduction against future taxable profits.